Master Trust Investments - Schedule of Master Trust and Plan's Interest in Net Assets of Master Trust (Details) - EBP 013 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value	$ 1,369,226	$ 1,303,068
Investments, at contract value	125,564	145,255
Net Master Trust assets	1,494,790	1,448,323
Master Trust Balances | Money Market Fund
EBP, Master Trust [Line Items]
Investments, at fair value	252	397
Master Trust Balances | Ashland Inc. Common Stock
EBP, Master Trust [Line Items]
Investments, at fair value	28,860	38,372
Master Trust Balances | Shares of Registered Investment Companies
EBP, Master Trust [Line Items]
Investments, at fair value	171,539	162,677
Master Trust Balances | Common/Collective Trusts
EBP, Master Trust [Line Items]
Investments, at fair value	1,164,998	1,099,829
Master Trust Balances | Stable Value Fund Money Market Fund
EBP, Master Trust [Line Items]
Investments, at fair value	3,577	1,793
Investments, at contract value	125,564	145,255
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value	130,667	115,085
Investments, at contract value	10,523	11,081
Net Master Trust assets	141,190	126,166
Plan's Interest in Master Trust Balances | Money Market Fund
EBP, Master Trust [Line Items]
Investments, at fair value	7	10
Plan's Interest in Master Trust Balances | Ashland Inc. Common Stock
EBP, Master Trust [Line Items]
Investments, at fair value	803	1,030
Plan's Interest in Master Trust Balances | Shares of Registered Investment Companies
EBP, Master Trust [Line Items]
Investments, at fair value	24,784	22,109
Plan's Interest in Master Trust Balances | Common/Collective Trusts
EBP, Master Trust [Line Items]
Investments, at fair value	104,773	91,799
Plan's Interest in Master Trust Balances | Stable Value Fund Money Market Fund
EBP, Master Trust [Line Items]
Investments, at fair value	300	137
Investments, at contract value	$ 10,523	$ 11,081